MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST           Two World Trade Center,
                                                        New York, New York 10048

LETTER TO THE SHAREHOLDERS February 28, 1999

DEAR SHAREHOLDER:

During the six-month period ended February 28, 1999, the domestic equity market, led primarily by the largest market-capitalization stocks and a resurgent technology sector, rebounded sharply from a late summer correction.

After soaring to a record high of 9,338 in July, the Dow plunged nearly 1,800 points by the end of August. Several factors combined to drag down the prices of stocks, including a slowdown in profits growth, the persistent Asian contagion, Russia's debt default and devaluation of the ruble, the worsening White House scandal and the near collapse of a major hedge fund. Fortunately, the steadying influence of the Goldilocks economy -- featuring economic expansion with low inflation -- pulled the market out of its summer slump and propelled it toward new highs during January and February.

PERFORMANCE

For the six-month period ended February 28, 1999, Morgan Stanley Dean Witter Market Leader Trust's Class B shares posted a total return of 38.74 percent, compared to returns of 30.27 percent for the broad-based S&P 500 Index and 31.87 percent for the Lipper Growth Funds Index. For the same period, the Fund's Class A, C and D shares posted returns of 39.26 percent, 39.09 percent and 39.63 percent, respectively. Performance of the Fund's four share classes varies because of differing expenses.

The Fund's strong performance relative to its benchmarks was due primarily to its focus on large-capitalization, industry-leading companies and its overweighting in the technology sector. During this period many of the Fund's portfolio holdings were among the market's strongest performers, including Cisco, EMC Corporation and Intel. In September the Fund took advantage of the market's weakness to add to or initiate new positions in some market-leading companies at extremely attractive prices. These included America Online, Worldcom, Chase Manhattan, Citigroup and Compaq, among others.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

PORTFOLIO STRATEGY

The Fund continues to focus on companies regarded as leaders in their respective industries that offer good growth prospects in revenues and net income and have the ability to expand their businesses both domestically and abroad during difficult times. On an industry level, the Fund emphasized the technology (27.1 percent), financial services (17.4 percent) and health-care sectors (12.3 percent). The companies represented in the Fund's technology holdings were among the period's strongest performers. These holdings included Cisco, Nokia, America Online and EMC.

The financial services sector also performed strongly during this period. Six months ago, many leading financial services companies were trading at levels 50 percent below their 52-week highs, on fears of a global recession and subsequent liquidity crisis. The Fund increased its exposure to this sector throughout the market turmoil and was rewarded for doing so, as many of the high-quality financial services companies that the Fund owns, such as American International Group, Merrill Lynch, Chase Manhattan and Citigroup, turned in strong returns through the end of February.

Energy and basic materials stocks were weak relative performers in this period as declining crude oil and commodity prices created a tough operating environment. However, we believe that, given the current depressed levels, a long-term investment focus on the positive expectations for this sector is justified, particularly the oil-drilling and services sector.

LOOKING AHEAD

We believe that the companies held in the Fund's portfolio will continue to increase both revenues and earnings, as well as market share, under either favorable or difficult conditions. Accordingly, the Fund's investment strategy going forward is to continue to purchase -- at the best possible price -- stocks issued by leading U.S. and global companies, which we believe are poised to grow.

We appreciate your ongoing support of Morgan Stanley Dean Witter Market Leader Trust and look forward to continuing to serve your investment needs.

Very truly yours,
/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (91.6%)
            BASIC MATERIALS (4.3%)
            Forest Products (1.4%)
  30,000    Georgia-Pacific Corp. .......  $  2,197,500
                                           ------------

            Major Chemicals (0.8%)
  25,000    Du Pont (E.I.) de Nemours &
             Co., Inc. ..................     1,282,813
                                           ------------
            Specialty Steels (2.1%)
  75,000    Nucor Corp. .................     3,342,188
                                           ------------
            TOTAL BASIC MATERIALS........     6,822,501
                                           ------------

            CAPITAL GOODS (5.2%)
            Aerospace (2.1%)
  27,000    United Technologies Corp. ...     3,344,625
                                           ------------
            Building Products (1.3%)
  40,000    Masco Corp. .................     1,050,000
  40,000    Royal Group Technologies Ltd.
             (Canada)*...................     1,035,000
                                           ------------
                                              2,085,000
                                           ------------
            Construction/Agricultural
            Equipment/Trucks (0.7%)
  80,000    JLG Industries, Inc. ........     1,125,000
                                           ------------

            Fluid Controls (0.8%)
  60,000    Roper Industries, Inc. ......     1,327,500
                                           ------------

            Metal Fabrications (0.3%)
  40,000    Atchison Casting Corp.*......       390,000
                                           ------------

            TOTAL CAPITAL GOODS..........     8,272,125
                                           ------------
            CONSUMER/COMMERCIAL SERVICES (1.2%)
            Diversified Commercial Services
  55,000    CheckFree Holdings Corp.*....     1,870,000
                                           ------------
            CONSUMER NON-DURABLES (0.6%)
            Tobacco
  25,000    Philip Morris Companies,
             Inc. .......................       978,125
                                           ------------

            ENERGY (8.0%)
            Contract Drilling (0.9%)
 115,000    Noble Drilling Corp.*........     1,423,125
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Integrated Oil Companies (1.5%)
  20,000    Chevron Corp. ...............  $  1,537,500
  30,000    Unocal Corp. ................       845,625
                                           ------------
                                              2,383,125
                                           ------------
            Oil & Gas Production (0.4%)
  65,000    Snyder Oil Corp. ............       678,438
                                           ------------

            Oil Refining/Marketing (0.7%)
  35,000    Sunoco, Inc. ................     1,065,313
                                           ------------

            Oil/Gas Transmission (2.4%)
 100,000    Williams Companies, Inc. ....     3,700,000
                                           ------------

            Oilfield Services/Equipment (2.1%)
  56,000    Halliburton Co. .............     1,582,000
  35,000    Schlumberger, Ltd. ..........     1,699,688
                                           ------------
                                              3,281,688
                                           ------------

            TOTAL ENERGY.................    12,531,689
                                           ------------

            ENTERTAINMENT & LEISURE (3.7%)
            Broadcasting (1.3%)
  30,000    Jacor Communications,
             Inc.*.......................     2,092,500
                                           ------------

            Restaurants (2.4%)
  45,000    McDonald's Corp. ............     3,825,000
                                           ------------

            TOTAL ENTERTAINMENT &
            LEISURE......................     5,917,500
                                           ------------

            FINANCIAL SERVICES (17.4%)
            Diversified Financial Services (3.4%)
  62,500    Citigroup, Inc. .............     3,671,875
  25,000    Equitable Companies, Inc. ...     1,689,063
                                           ------------
                                              5,360,938
                                           ------------
            Finance Companies (4.0%)
  62,000    Fannie Mae...................     4,339,999
  85,000    Newcourt Credit Group, Inc.
             (Canada)....................     2,018,750
                                           ------------
                                              6,358,749
                                           ------------
            Investment Bankers/Brokers/
             Services (1.5%)
  30,000    Merrill Lynch & Co., Inc. ...     2,302,500
                                           ------------

            Investment Managers (0.9%)
  45,000    Franklin Resources, Inc. ....     1,431,563
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Major Banks (4.7%)
  40,000    BankBoston Corp. ............  $  1,617,500
  20,000    Bank One Corp. ..............     1,075,000
  60,000    Chase Manhattan Corp. (The)..     4,777,500
                                           ------------
                                              7,470,000
                                           ------------
            Multi-Line Insurance (2.9%)
  40,500    American International
             Group, Inc. ................     4,614,469
                                           ------------
            TOTAL FINANCIAL SERVICES.....    27,538,219
                                           ------------

            HEALTHCARE (12.3%)
            Hospital/Nursing Management (0.7%)
  60,000    Columbia/HCA Healthcare
             Corp. ......................     1,072,500
                                           ------------
            Major Pharmaceuticals (10.3%)
  85,000    American Home Products
             Corp. ......................     5,057,500
  30,000    Johnson & Johnson............     2,561,250
  66,000    Merck & Co., Inc. ...........     5,395,499
  20,000    Pfizer, Inc. ................     2,638,750
  15,000    Zeneca Group PLC (ADR)
             (United Kingdom)............       615,938
                                           ------------
                                             16,268,937
                                           ------------
            Medical Specialties (1.3%)
  60,000    Becton, Dickinson & Co. .....     2,010,000
                                           ------------
            TOTAL HEALTHCARE.............    19,351,437
                                           ------------

            MULTI-SECTOR COMPANIES (1.0%)
            Conglomerates
  15,000    General Electric Co. ........     1,504,688
                                           ------------
            RETAIL (4.9%)
            Clothing/Shoe/Accessory Chains (2.8%)
 150,000    TJX Companies, Inc. .........     4,284,375
                                           ------------

            Department Stores (2.1%)
  94,000    Saks, Inc.*..................     3,378,125
                                           ------------

            TOTAL RETAIL.................     7,662,500
                                           ------------
            TECHNOLOGY (27.1%)
            Computer Communications (5.2%)
  40,000    3Com Corp.*..................     1,257,500
  15,000    Ascend Communications,
             Inc.*.......................     1,154,063
  58,500    Cisco Systems, Inc.*.........     5,722,030
                                           ------------
                                              8,133,593
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Computer Hardware (7.4%)
  87,000    Compaq Computer Corp. .......  $  3,066,750
  41,000    EMC Corp.*...................     4,197,374
  20,000    Gateway 2000, Inc.*..........     1,453,750
  45,000    Hewlett-Packard Co. .........     2,989,688
                                           ------------
                                             11,707,562
                                           ------------
            Computer Software (2.4%)
  20,000    BMC Software, Inc.*..........       817,500
  20,000    Microsoft Corp.*.............     3,001,250
                                           ------------
                                              3,818,750
                                           ------------
            Internet Services (3.4%)
  60,000    America Online, Inc.*........     5,336,250
                                           ------------

            Semiconductors (4.0%)
  29,000    Intel Corp. .................     3,478,187
  60,000    Vitesse Semiconductor
             Corp.*......................     2,752,500
                                           ------------
                                              6,230,687
                                           ------------
            Telecommunication Equipment (4.7%)
  15,000    Motorola, Inc. ..............     1,053,750
  47,000    Nokia Corp. (ADR)
             (Finland)*..................     6,374,374
                                           ------------
                                              7,428,124
                                           ------------

            TOTAL TECHNOLOGY.............    42,654,966
                                           ------------

            TELECOMMUNICATIONS (5.3%)
            Cellular Telephone (1.5%)
  80,000    Nextel Communications, Inc.
             (Class A)*..................     2,405,000
                                           ------------

            Major U.S. Telecommunications (3.4%)
  30,000    AT&T Corp. ..................     2,463,750
  35,000    MCI WorldCom, Inc.*..........     2,887,500
                                           ------------
                                              5,351,250
                                           ------------
            Other Telecommunications (0.4%)
  30,000    ICG Communications, Inc.*....       562,500
                                           ------------

            TOTAL TELECOMMUNICATIONS.....     8,318,750
                                           ------------

            TRANSPORTATION (0.6%)
            Railroads
  20,000    Canadian National Railway
             Co. ........................       966,250
                                           ------------

            TOTAL COMMON STOCKS
            (Identified Cost
            $109,680,830)................   144,388,750
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued


PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENTS (a) (5.4%)
            U.S. GOVERNMENT AGENCIES
  $6,400    Federal Home Loan Mortgage
             Corp. 4.70% due 03/01/99....  $  6,400,000
   1,150    Federal Home Loan Mortgage
             Corp. 4.74% due 03/04/99....     1,149,546
   1,000    Federal National Mortgage
             Assoc. 4.71% due 03/08/99...       999,084
                                           ------------

            TOTAL SHORT-TERM INVESTMENTS
            (Amortized Cost
            $8,548,630)..................     8,548,630
                                           ------------


TOTAL INVESTMENTS
(Identified Cost $118,229,460)
(b).............................     97.0%    152,937,380

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES...........      3.0       4,704,056
                                    -----    ------------

NET ASSETS......................    100.0%   $157,641,436
                                    =====    ============

---------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $42,844,584 and the aggregate gross unrealized depreciation is $8,136,664, resulting in net unrealized appreciation of $34,707,920.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $118,229,460)...........  $152,937,380
Cash......................................        75,972
Receivable for:
    Investments sold......................     5,273,571
    Shares of beneficial interest sold....       410,916
    Dividends.............................        86,628
Deferred organizational expenses..........        41,979
Prepaid expenses..........................       132,269
                                            ------------
    TOTAL ASSETS..........................   158,958,715
                                            ------------
LIABILITIES:
Payable for:
    Investments purchased.................       852,000
    Shares of beneficial interest
     repurchased..........................       186,307
    Plan of distribution fee..............       130,195
    Investment management fee.............        98,011
Accrued expenses..........................        50,766
                                            ------------
    TOTAL LIABILITIES.....................     1,317,279
                                            ------------
    NET ASSETS............................  $157,641,436
                                            ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................  $122,216,587
Net unrealized appreciation...............    34,707,920
Accumulated net investment loss...........      (708,587)
Accumulated undistributed net realized
 gain.....................................     1,425,516
                                            ------------
    NET ASSETS............................  $157,641,436
                                            ============
CLASS A SHARES:
Net Assets................................      $572,576
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................        42,246
    NET ASSET VALUE PER SHARE.............        $13.55
                                            ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net
     asset value).........................        $14.30
                                            ============
CLASS B SHARES:

Net Assets................................  $155,472,918
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................    11,578,055
    NET ASSET VALUE PER SHARE.............        $13.43
                                            ============
CLASS C SHARES:

Net Assets................................    $1,533,979
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................       114,027
    NET ASSET VALUE PER SHARE.............        $13.45
                                            ============
CLASS D SHARES:

Net Assets................................       $61,963
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................         4,558
    NET ASSET VALUE PER SHARE.............        $13.59
                                            ============

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999
 (unaudited)
NET INVESTMENT LOSS:

INCOME
Dividends (net of $1,007 foreign
 withholding tax).........................  $  570,916
Interest..................................     112,066
                                           -----------

    TOTAL INCOME..........................     682,982
                                           -----------

EXPENSES
Plan of distribution fee (Class A
 shares)..................................         467
Plan of distribution fee (Class B
 shares)..................................     683,055
Plan of distribution fee (Class C
 shares)..................................       1,971
Investment management fee.................     521,561
Transfer agent fees and expenses..........      89,261
Registration fees.........................      29,058
Professional fees.........................      22,752
Shareholder reports and notices...........      22,260
Custodian fees............................       7,638
Organizational expenses...................       6,664
Trustees' fees and expenses...............       1,163
Other.....................................       5,719
                                           -----------

    TOTAL EXPENSES........................   1,391,569
                                           -----------

    NET INVESTMENT LOSS...................    (708,587)
                                           -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.........................   1,598,326
Net change in unrealized depreciation.....  43,420,293
                                           -----------

    NET GAIN..............................  45,018,619
                                           -----------

NET INCREASE.............................. $44,310,032
                                           ===========

                           SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                         FOR THE SIX        FOR THE YEAR
                                                        MONTHS ENDED           ENDED
                                                      FEBRUARY 28, 1999   AUGUST 31, 1998
------------------------------------------------------------------------------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.................................    $   (708,587)       $ (1,114,437)
Net realized gain...................................       1,598,326             489,937
Net change in unrealized
 appreciation/depreciation..........................      43,420,293         (12,924,249)
                                                        ------------        ------------

    NET INCREASE (DECREASE).........................      44,310,032         (13,548,749)
                                                        ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..................................              --              (2,346)
    Class B shares..................................              --            (371,207)
    Class C shares..................................              --              (3,451)
    Class D shares..................................              --              (1,350)

Net realized gain
    Class A shares..................................              --              (2,408)
    Class B shares..................................              --            (791,200)
    Class C shares..................................              --              (5,177)
    Class D shares..................................              --              (1,210)
                                                        ------------        ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS...............              --          (1,178,349)
                                                        ------------        ------------

Net increase (decrease) from transactions in shares
 of beneficial interest.............................      (7,076,042)         27,225,224
                                                        ------------        ------------

    NET INCREASE....................................      37,233,990          12,498,126

NET ASSETS:
Beginning of period.................................     120,407,446         107,909,320
                                                        ------------        ------------
    END OF PERIOD
    (Including a net investment loss of $708,587 and
    $0, respectively)...............................    $157,641,436        $120,407,446
                                                        ============        ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Market Leader Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities issued by companies that are established leaders in their respective fields in growing industries in domestic and foreign markets. The Fund was organized as a Massachusetts business trust on November 4, 1996 and commenced operations on April 28, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $71,000, of which approximately $70,000 have been reimbursed. The balance was absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses, (2) printing and distribution of prospectuses and reports used in connection with the offering of these

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

shares to other than current shareholders and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR") and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B Shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $6,012,383 at February 28, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representative may be reimbursed in the subsequent calendar year. For the six months ended February 28, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.33%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $14, $174,376 and $519, respectively and received $5,287 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 1999 aggregated $48,144,699 and $54,168,664, respectively.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

For the six months ended February 28, 1999, the Fund incurred $16,850 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended February 28, 1999, the Fund incurred brokerage commissions of $10,900 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 1999, the Fund had transfer agent fees and expenses payable of approximately $9,100.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                  FEBRUARY 28, 1999                AUGUST 31, 1998
                                                              -------------------------       -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................      38,679   $    506,328           19,166   $    222,348
Reinvestment of dividends and distributions.................          --             --              356          3,757
Redeemed....................................................     (29,194)      (380,364)         (13,425)      (161,666)
                                                              ----------   ------------       ----------   ------------
Net increase - Class A......................................       9,485        125,964            6,097         64,439
                                                              ----------   ------------       ----------   ------------
CLASS B SHARES
Sold........................................................   1,342,112     17,210,749        4,268,628     48,133,147
Reinvestment of dividends and distributions.................          --             --          103,104      1,088,780
Redeemed....................................................  (1,824,401)   (21,931,398)      (2,239,034)   (25,726,473)
                                                              ----------   ------------       ----------   ------------
Net increase (decrease) - Class B...........................    (482,289)    (4,720,649)       2,132,698     23,495,454
                                                              ----------   ------------       ----------   ------------
CLASS C SHARES
Sold........................................................      26,750        331,470           85,684        979,787
Reinvestment of dividends and distributions.................          --             --              801          8,447
Redeemed....................................................      (9,676)      (109,710)         (18,464)      (215,453)
                                                              ----------   ------------       ----------   ------------
Net increase - Class C......................................      17,074        221,760           68,021        772,781
                                                              ----------   ------------       ----------   ------------
CLASS D SHARES
Sold........................................................      14,014        160,200          293,504      3,408,442
Reinvestment of dividends and distributions.................          --             --               36            384
Redeemed....................................................    (262,036)    (2,863,317)         (41,879)      (516,276)
                                                              ----------   ------------       ----------   ------------
Net increase (decrease) - Class D...........................    (248,022)    (2,703,117)         251,661      2,892,550
                                                              ----------   ------------       ----------   ------------
Net increase (decrease) in Fund.............................    (703,752)  $ (7,076,042)       2,458,477   $ 27,225,224
                                                              ==========   ============       ==========   ============

6. FEDERAL INCOME TAX STATUS

At August 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                         FOR THE PERIOD
                                                                  FOR THE SIX         FOR THE YEAR       APRIL 28, 1997*
                                                                 MONTHS ENDED             ENDED              THROUGH
                                                              FEBRUARY 28, 1999++   AUGUST 31, 1998++   AUGUST 31, 1997**
-------------------------------------------------------------------------------------------------------------------------
                                                                  (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................         $ 9.68               $10.81              $10.00
                                                                     ------               ------              ------
Income (loss) from investment operations:
 Net investment income (loss)...............................          (0.06)               (0.09)               0.04
 Net realized and unrealized gain (loss)....................           3.81                (0.95)               0.77
                                                                     ------               ------              ------
Total income (loss) from investment operations..............           3.75                (1.04)               0.81
                                                                     ------               ------              ------
Less dividends and distributions from:
 Net investment income......................................             --                (0.03)                 --
 Net realized gain..........................................             --                (0.06)                 --
                                                                     ------               ------              ------
Total dividends and distributions...........................             --                (0.09)                 --
                                                                     ------               ------              ------
Net asset value, end of period..............................         $13.43               $ 9.68              $10.81
                                                                     ======               ======              ======
TOTAL RETURN+...............................................          38.74 %(1)           (9.65)%              8.10%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................           2.02 %(2)(4)         2.06 %(4)           2.34%(2)(3)
Net investment income (loss)................................          (1.04)%(2)(4)        (0.81)%(4)           1.21%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $155,473             $116,693            $107,298
Portfolio turnover rate.....................................             36 %(1)              68 %                22%(1)

---------------------
  * Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 2.47% and 1.08%, respectively.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

                                                                                                       FOR THE PERIOD
                                                                 FOR THE SIX         FOR THE YEAR      JULY 28, 1997*
                                                                 MONTHS ENDED           ENDED              THROUGH
                                                              FEBRUARY 28, 1999    AUGUST 31, 1998     AUGUST 31, 1997
-----------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................        $ 9.73              $10.82             $10.90
                                                                    ------              ------             ------
Income (loss) from investment operations:
 Net investment income (loss)...............................         (0.01)              (0.01)              0.01
 Net realized and unrealized gain (loss)....................          3.83               (0.96)             (0.09)
                                                                    ------              ------             ------
Total income (loss) from investment operations..............          3.82               (0.97)             (0.08)
                                                                    ------              ------             ------
Less dividends and distributions from:
 Net investment income......................................            --               (0.06)                --
 Net realized gain..........................................            --               (0.06)                --
                                                                    ------              ------             ------
Total dividends and distributions...........................            --               (0.12)                --
                                                                    ------              ------             ------
Net asset value, end of period..............................        $13.55              $ 9.73             $10.82
                                                                    ======              ======             ======
TOTAL RETURN+...............................................         39.26 %(1)          (8.98)%            (0.73)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.24 %(2)(3)        1.31 %(3)          1.89 %(2)
Net investment income (loss)................................         (0.26)%(2)(3)       (0.06)%(3)          1.30 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................          $573                $319               $288
Portfolio turnover rate.....................................            36 %(1)             68 %               22 %(1)

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................        $ 9.67              $10.81             $10.90
                                                                    ------              ------             ------
Income (loss) from investment operations:
 Net investment income (loss)...............................         (0.02)              (0.10)              0.01
 Net realized and unrealized gain (loss)....................          3.80               (0.94)             (0.10)
                                                                    ------              ------             ------
Total income (loss) from investment operations..............          3.78               (1.04)             (0.09)
                                                                    ------              ------             ------
Less dividends and distributions from:
 Net investment income......................................            --               (0.04)                --
 Net realized gain..........................................            --               (0.06)                --
                                                                    ------              ------             ------
Total dividends and distributions...........................            --               (0.10)                --
                                                                    ------              ------             ------
Net asset value, end of period..............................        $13.45              $ 9.67             $10.81
                                                                    ======              ======             ======
TOTAL RETURN+...............................................         39.09 %(1)          (9.63)%            (0.83)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.35 %(2)(3)        2.06 %(3)          2.54 %(2)
Net investment income (loss)................................         (0.37)%(2)(3)       (0.81)%(3)          0.61 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $1,534                $937               $313
Portfolio turnover rate.....................................            36 %(1)             68 %               22 %(1)

---------------------
 *  The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST

                                                                                                       FOR THE PERIOD
                                                                 FOR THE SIX         FOR THE YEAR      JULY 28, 1997*
                                                                 MONTHS ENDED           ENDED              THROUGH
                                                              FEBRUARY 28, 1999    AUGUST 31, 1998     AUGUST 31, 1997
-----------------------------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period........................        $ 9.74              $10.82             $10.90
                                                                    ------              ------             ------
Income (loss) from investment operations:
 Net investment income......................................            --                  --               0.02
 Net realized and unrealized gain (loss)....................          3.85               (0.95)             (0.10)
                                                                    ------              ------             ------
Total income (loss) from investment operations..............          3.85               (0.95)             (0.08)
                                                                    ------              ------             ------
Less dividends and distributions from:
 Net investment income......................................            --               (0.07)                --
 Net realized gain..........................................            --               (0.06)                --
                                                                    ------              ------             ------
Total dividends and distributions...........................            --               (0.13)                --
                                                                    ------              ------             ------
Net asset value, end of period..............................        $13.59              $ 9.74             $10.82
                                                                    ======              ======             ======
TOTAL RETURN+...............................................         39.63 %(1)          (8.81)%            (0.73)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.02 %(2)(3)        1.06 %(3)          1.43 %(2)
Net investment income (loss)................................         (0.04)%(2)(3)        0.19 %(3)          1.81 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................           $62              $2,459                $10
Portfolio turnover rate.....................................            36 %(1)             68 %               22 %(1)

---------------------
 *  The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd Jr.
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
MARKET LEADER
TRUST


[MORGAN STANLEY GRAPHIC]


SEMIANNUAL REPORT
FEBRUARY 28, 1999